Consolidated Statements Of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Interest and dividend income
Loans and leases, including fees	$ 33,778	$ 23,855
Securities	172	185
FHLB and FRB stock dividends	207	196
Federal funds sold and other	947	650
Total interest and dividend income	35,104	24,886
Interest expense
Deposits	11,684	6,102
FHLB advances and other debt	704	611
Subordinated debentures	1,016	284
Total interest expense	13,404	6,997
Net interest income	21,700	17,889
Provision for loan and lease losses
Net interest income after provision for loan and lease losses	21,700	17,889
Noninterest income
Service charges on deposit accounts	553	491
Net gains on sales of loans	10,767	1,927
Earnings on bank owned life insurance	142	138
Other	258	160
Total noninterest income	11,720	2,716
Noninterest expense
Salaries and employee benefits	11,170	8,199
Occupancy and equipment	965	792
Data processing	1,350	1,027
Franchise and other taxes	454	345
Professional fees	1,855	1,275
Director fees	547	413
Postage, printing and supplies	225	189
Advertising and marketing	2,829	1,393
Telephone	201	158
Loan expenses	232	116
Foreclosed assets, net	(9)	6
Depreciation	316	248
FDIC premiums	529	485
Regulatory assessment	165	146
Other insurance	99	86
Other	451	397
Total noninterest expense	21,379	15,275
Income before incomes taxes	12,041	5,330
Income tax expense	2,440	1,057
Net income	$ 9,601	$ 4,273
Earnings per common share:
Basic	$ 2.05	$ 1.02
Diluted	$ 2.03	$ 1.00